Derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative instruments [Line Items]
Derivative assets		$ 0.9
Derivative (liabilities)	$ (1.1)
Foreign exchange forward contracts
Derivative instruments [Line Items]
Derivative assets	0.4	1.5
Fuel hedge swap contracts
Derivative instruments [Line Items]
Derivative assets	0.3	0.0
Unsettled provisionally priced concentrate derivatives, and swap contracts
Derivative instruments [Line Items]
Derivative (liabilities)	$ (1.8)	$ (0.6)